Segmented Information	6 Months Ended
Apr. 30, 2019
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Segmented Information

NOTE 19:  SEGMENTED INFORMATION

For management reporting purposes, the Bank reports its results under three key business segments: Canadian Retail, which includes the results of the Canadian personal and commercial banking, wealth, and insurance businesses; U.S. Retail, which includes the results of the U.S. personal and business banking operations, wealth management services, and the Bank's investment in TD Ameritrade; and Wholesale Banking. The Bank's other activities are grouped into the Corporate segment.

Refer to Note 29 of the Bank's 2018 Annual Consolidated Financial Statements for additional segment disclosures.

The following table summarizes the segment results for the three and six months ended April 30.

Results by Business Segment[1,2]
(millions of Canadian dollars)	Canadian Retail		U.S. Retail		Wholesale Banking[3]		Corporate[3]		Total
			For the three months ended
	April 30 2019	April 30 2018	April 30 2019	April 30 2018	April 30 2019	April 30 2018	April 30 2019	April 30 2018	April 30 2019	April 30 2018
Net interest income (loss)	$3,010	$2,781	$2,231	$1,977	$262	$272	$369	$368	$5,872	$5,398
Non-interest income (loss)	2,949	2,731	677	654	625	615	105	84	4,356	4,084
Total revenue[4]	5,959	5,512	2,908	2,631	887	887	474	452	10,228	9,482
Provision for (recovery of) credit losses	280	219	226	204	(5)	16	132	117	633	556
Insurance claims and related expenses	668	558	–	–	–	–	–	–	668	558
Non-interest expenses	2,481	2,232	1,527	1,488	597	516	643	601	5,248	4,837
Income (loss) before income taxes	2,530	2,503	1,155	939	295	355	(301)	(266)	3,679	3,531
Provision for (recovery of) income taxes	681	670	150	94	74	88	(132)	(106)	773	746
Equity in net income of an investment in TD Ameritrade	–	–	258	134	–	–	8	(3)	266	131
Net income (loss)	$1,849	$1,833	$1,263	$979	$221	$267	$(161)	$(163)	$3,172	$2,916

			For the six months ended
	April 30 2019	April 30 2018	April 30 2019	April 30 2018	April 30 2019	April 30 2018	April 30 2019	April 30 2018	April 30 2019	April 30 2018
Net interest income (loss)	$6,054	$5,606	$4,478	$3,917	$435	$601	$765	$704	$11,732	$10,828
Non-interest income (loss)	5,893	5,456	1,378	1,357	1,034	1,176	189	40	8,494	8,029
Total revenue[4]	11,947	11,062	5,856	5,274	1,469	1,777	954	744	20,226	18,857
Provision for (recovery of) credit losses	590	489	532	451	2	9	359	300	1,483	1,249
Insurance claims and related expenses	1,370	1,133	–	–	–	–	–	–	1,370	1,133
Non-interest expenses	5,565	4,543	3,138	2,935	1,199	1,042	1,201	1,178	11,103	9,698
Income (loss) before income taxes	4,422	4,897	2,186	1,888	268	726	(606)	(734)	6,270	6,777
Provision for (recovery of) income taxes	1,194	1,307	252	197	64	181	(234)	101	1,276	1,786
Equity in net income of an investment in TD Ameritrade	–	–	569	240	–	–	19	38	588	278
Net income (loss)	$3,228	$3,590	$2,503	$1,931	$204	$545	$(353)	$(797)	$5,582	$5,269
Total assets	$439,485	$415,518	$426,143	$405,115	$424,360	$403,775	$66,600	$59,428	$1,356,588	$1,283,836

[1]	Certain comparative amounts have been recast to conform with the presentation adopted in the current period.
[2]

The retailer program partners' share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners' net share) recorded in Non-interest expenses, resulting in no impact to Corporate reported Net income (loss). The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.

[3]	Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB). The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate segment.
[4]	The impact from certain treasury and balance sheet management activities relating to the U.S. Retail segment is recorded in the Corporate segment.